Loss Before Income Tax - Summary of Loss Before Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Revenue
Commercialization Revenue	$ 1,969	$ 1,217	$ 3,841	$ 2,223
Milestone Revenue		500	15,000	11,000
Interest Revenue	237	153	413	284
Total Revenue	2,206	1,870	19,254	13,507
Clinical trial and research & development	(8,225)	(10,555)	(13,827)	(21,921)
Manufacturing production & development	(3,661)	(3,989)	(4,956)	(7,640)
Employee benefits
Salaries and employee benefits	(6,498)	(5,088)	(11,228)	(9,920)
Defined contribution superannuation expenses	(91)		(166)	(184)
Equity settled share-based payment transactions	(1,643)	(1,208)	(2,447)	(2,026)
Total Employee benefits	(8,232)	(6,296)	(13,841)	(12,130)
Depreciation and amortization of non-current assets
Plant and equipment depreciation	(115)	(150)	(220)	(310)
Right of use asset depreciation	(356)		(707)
Intellectual property amortization	(394)	(395)	(788)	(788)
Total Depreciation and amortization of non-current assets	(865)	(545)	(1,715)	(1,098)
Other Management & administration expenses
Overheads & administration	(2,321)	(2,249)	(4,885)	(6,253)
Consultancy	(1,016)	(797)	(2,161)	(1,646)
Legal, patent and other professional fees	(1,087)	(881)	(3,979)	(2,451)
Intellectual property expenses (excluding the amount amortized above)	(658)	(703)	(1,252)	(1,295)
Total Other Management & administration expenses	(5,082)	(4,630)	(12,277)	(11,645)
Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	(595)	(11)	(882)	(634)
Total Fair value remeasurement of contingent consideration	(595)	(11)	(882)	(634)
Other operating income and expenses
Remeasurement of borrowing arrangements	440	(752)	39	(752)
Foreign exchange gains/(losses)	143	(23)	375	(174)
Foreign withholding tax paid		(52)		(52)
Total Other operating income and expenses	583	(827)	414	(978)
Finance (costs)/gains
Remeasurement of borrowing arrangements	620		740
Interest expense	(3,602)	(2,486)	(7,179)	(5,139)
Total Finance costs	(2,982)	(2,486)	(6,439)	(5,139)
Loss before income tax	$ (26,853)	$ (27,469)	$ (34,269)	$ (47,678)